Costs and Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Summary of Cost and Operating Expenses

	2022	2023	2024

COSTS AND OPERATING EXPENSES	(550,018)	(891,486)	(1,249,867)
Interest expenses	(278,676)	(478,010)	(616,116)
Transaction expenses	(22,188)	(27,470)	(29,494)
Cost of goods and services	(82,747)	(166,356)	(303,858)
Technology & product development	(60,807)	(88,657)	(109,553)
Sales & marketing	(25,618)	(21,891)	(43,990)
General & administrative expenses	(24,772)	(29,468)	(32,899)
Provision expenses (see Note 1,7)	(55,210)	(79,634)	(113,957)

Summary of Employee Benefits, Depreciation and Amortization Expenses and Operating Lease Expenses

Employee benefits, depreciation and amortization expenses and operating lease expenses are presented as follows:

	2022			2023			2024
	Employee benefits	Depreciation & amortization	Operating lease	Employee benefits	Depreciation & amortization	Operating lease	Employee benefits	Depreciation & amortization	Operating lease
Cost of goods and services	(20,408)	(1,085)	(1,040)	(23,522)	(237)	(1,268)	(29,114)	-	(1,319)
Technology & product development	(31,585)	(12,860)	(2,558)	(43,344)	(21,727)	(3,899)	(54,887)	(24,769)	(5,714)
Sales & marketing	(1,176)	-	(51)	(2,024)	-	(144)	(2,947)	-	(163)
General & administrative expenses	(15,340)	(2,849)	(2,112)	(17,436)	(3,590)	(471)	(17,574)	(4,065)	(975)

Total	(68,509)	(16,794)	(5,761)	(86,326)	(25,554)	(5,782)	(104,522)	(28,834)	(8,171)

Summary of Share-Based Compensation Expense

The following table sets forth an analysis of share-based compensation expense by function for the periods indicated:

	2022	2023	2024

SHARE-BASED COMPENSATION	(19,984)	(20,859)	(16,963)
Cost of goods and services	(1,673)	(1,747)	(1,342)
Technology & product development	(9,137)	(10,410)	(10,070)
Sales & marketing	(653)	(686)	(542)
General & administrative expenses	(8,521)	(8,016)	(5,009)